Schedule of Investments (unaudited)	iShares® Fallen Angels USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 4.1%
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	$5,929	$6,442,333
4.95%, 08/15/25 (Call 05/15/25)	4,947	5,485,332
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)(a)	19,717	21,694,221
5.90%, 02/01/27(a)	10,457	12,377,428
5.95%, 02/01/37(a)	9,910	12,573,610
6.75%, 01/15/28	4,626	5,694,097
6.88%, 05/01/25 (Call 04/01/25)	18,693	21,747,436
Leonardo U.S. Holdings Inc., 6.25%, 01/15/40(a)(b)	2,093	2,472,356
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(b)	15,646	15,764,597
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)(a)	4,785	5,067,746
3.95%, 06/15/23 (Call 05/15/23)(a)	4,986	5,054,707
4.60%, 06/15/28 (Call 03/15/28)(a)	11,110	10,752,258
		125,126,121
Airlines — 2.8%
American Airlines Pass Through Trust
Series 2013-1, Class A, 4.00%, 07/15/25	3,909	3,790,826
Series 2013-2, Class A, 4.95%, 07/15/24	3,774	3,848,869
Series 2014-1, Class A, 3.70%, 04/01/28(a)	6,993	7,081,541
Series 2015-1, Class A, 3.38%, 11/01/28	10,222	10,102,341
Series 2016-1, Class A, 4.10%, 07/15/29(a)	3,174	3,180,781
Series 2016-2, Class A, 3.65%, 12/15/29(a)	3,132	3,030,242
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(a)	16,109	16,341,936
3.63%, 03/15/22 (Call 02/15/22)	500	505,950
3.75%, 10/28/29 (Call 07/28/29)(a)	9,463	9,405,086
3.80%, 04/19/23 (Call 03/19/23)(a)	8,033	8,287,646
4.38%, 04/19/28 (Call 01/19/28)(a)	7,833	8,189,715
Hawaiian Airlines Pass Through Certificates, Series 2013-1, Class A, 3.90%, 07/15/27(a)	3,089	3,027,487
U.S. Airways Pass Through Trust
Series 2012-2, Class A, 4.63%, 12/03/26(a)	1,291	1,289,827
Series 2013-1, Class A, 3.95%, 11/15/25	4,935	4,948,623
UAL Pass Through Trust, Series 2007-1A, 6.64%, 01/02/24	557	575,967
		83,606,837
Apparel — 0.6%
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(a)(b)	6,951	7,399,757
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(a)	9,352	9,707,189
		17,106,946
Auto Manufacturers — 3.1%
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(a)	4,510	4,873,416
4.75%, 01/15/43(a)	5,950	6,532,624
5.29%, 12/08/46 (Call 06/08/46)(a)	4,213	4,819,377
6.38%, 02/01/29	852	997,496
6.63%, 10/01/28	1,995	2,395,576
7.40%, 11/01/46	1,270	1,706,766
7.45%, 07/16/31	5,910	7,854,685
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)	1,950	1,977,573
3.09%, 01/09/23(a)	7,325	7,474,503
3.10%, 05/04/23	2,975	3,041,462
3.35%, 11/01/22	3,025	3,092,639
3.55%, 10/07/22(a)	1,575	1,611,650
	Par
Security	(000)	Value

Auto Manufacturers (continued)
3.66%, 09/08/24(a)	$2,500	$2,621,375
3.81%, 01/09/24 (Call 11/09/23)	2,150	2,242,407
3.82%, 11/02/27 (Call 08/02/27)(a)	2,225	2,341,813
4.06%, 11/01/24 (Call 10/01/24)	4,525	4,799,758
4.13%, 08/04/25(a)	4,050	4,333,783
4.14%, 02/15/23 (Call 01/15/23)	2,700	2,792,097
4.25%, 09/20/22(a)	2,175	2,241,533
4.27%, 01/09/27 (Call 11/09/26)(a)	2,650	2,856,382
4.38%, 08/06/23	3,032	3,181,356
4.39%, 01/08/26(a)	3,625	3,928,267
4.54%, 08/01/26 (Call 06/01/26)	2,700	2,942,649
4.69%, 06/09/25 (Call 04/09/25)	2,050	2,226,444
5.11%, 05/03/29 (Call 02/03/29)	5,010	5,671,320
5.58%, 03/18/24 (Call 02/18/24)(a)	5,074	5,528,986
		94,085,937
Auto Parts & Equipment — 0.8%
Goodyear Tire & Rubber Co. (The), 7.00%, 03/15/28(a)	2,707	3,102,087
ZF North America Capital Inc.
4.50%, 04/29/22(b)	2,500	2,558,850
4.75%, 04/29/25(a)(b)	17,074	18,524,095
		24,185,032
Banks — 5.6%
Barclays Bank PLC, 6.86%, (Call 06/15/32)(a)(b)(c)(d)	1,000	1,357,550
Commerzbank AG, 8.13%, 09/19/23(b)	15,916	18,041,741
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23), (5 year USD Swap + 2.248%)(a)(d)	23,581	24,419,069
4.50%, 04/01/25(a)	24,324	26,251,191
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)(b)	15,700	22,752,440
Intesa Sanpaolo SpA, 5.02%, 06/26/24(b)	31,323	33,962,589
UniCredit SpA
5.86%, 06/19/32 (Call 06/19/27)(b)(d)	15,865	17,723,743
7.30%, 04/02/34 (Call 04/02/29)(b)(d)	19,675	23,945,655
		168,453,978
Chemicals — 2.8%
CF Industries Inc.
3.45%, 06/01/23	11,510	11,889,139
4.95%, 06/01/43	11,548	14,215,126
5.15%, 03/15/34(a)	11,972	14,841,090
5.38%, 03/15/44(a)	11,768	15,131,059
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)(a)	4,459	4,629,824
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	4,786	5,084,407
5.25%, 12/15/29 (Call 09/15/29)(a)	11,046	12,205,499
5.65%, 12/01/44 (Call 06/01/44)(a)	4,816	5,158,803
		83,154,947
Commercial Services — 3.1%
ADT Security Corp. (The)
3.50%, 07/15/22	10,500	10,789,590
4.13%, 06/15/23(a)	11,391	12,028,099
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	4,262	4,561,789
4.00%, 03/01/26 (Call 12/01/25)(b)	7,217	8,022,562
4.13%, 08/01/23 (Call 07/01/23)	3,035	3,230,211
4.25%, 05/01/29 (Call 02/01/29)(a)	14,939	17,443,673
4.75%, 02/15/25 (Call 11/15/24)(b)	10,653	11,899,507
4.75%, 08/01/28 (Call 05/01/28)	11,395	13,574,636
5.00%, 11/01/22 (Call 08/01/22)(b)	5,722	5,969,934

Schedule of Investments (unaudited) (continued)	iShares® Fallen Angels USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Commercial Services (continued)
North Queensland Export Terminal Pty Ltd., 4.45%, 12/15/22(a)(b)	$7,236	$6,937,732
		94,457,733
Computers — 3.2%
Dell Inc.
5.40%, 09/10/40	4,342	5,162,899
6.50%, 04/15/38(a)	5,994	7,922,390
7.10%, 04/15/28	4,875	6,275,880
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	15,742	16,304,147
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	7,867	8,262,789
4.13%, 01/15/31 (Call 10/15/30)(b)	8,005	8,383,236
4.75%, 06/01/23	8,702	9,250,226
4.75%, 01/01/25(a)	7,645	8,460,569
4.88%, 03/01/24 (Call 01/01/24)	7,799	8,474,627
4.88%, 06/01/27 (Call 03/01/27)	8,038	8,996,853
5.75%, 12/01/34 (Call 06/01/34)(a)	7,731	9,118,946
		96,612,562
Cosmetics & Personal Care — 0.4%
Avon Products Inc.
6.50%, 03/15/23	7,343	7,825,288
8.45%, 03/15/43(a)	3,434	4,452,490
		12,277,778
Diversified Financial Services — 0.9%
Navient Corp.
5.50%, 01/25/23(a)	15,850	16,648,523
5.63%, 08/01/33	9,464	9,190,207
		25,838,730
Electric — 3.4%
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	2,787	2,827,718
2.65%, 03/01/30 (Call 12/01/29)	5,422	5,518,783
Series A, 1.60%, 01/15/26 (Call 12/15/25)	2,767	2,755,185
Series A, 3.60%, 07/15/22 (Call 05/15/22)	2,000	2,025,060
Series B, 2.25%, 09/01/30 (Call 06/01/30)(a)	4,106	4,050,528
Series B, 4.65%, 07/15/27 (Call 04/15/27)(a)	12,999	14,507,014
Series B, 4.75%, 03/15/23 (Call 12/15/22)(a)	6,860	7,220,836
Series C, 3.40%, 03/01/50 (Call 09/01/49)	7,552	7,623,064
Series C, 5.60%, 07/15/47 (Call 01/15/47)(a)	8,740	11,009,866
Series C, 7.38%, 11/15/31	13,199	18,502,886
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)(a)(b)	4,853	5,382,462
4.55%, 04/01/49 (Call 10/01/48)(a)(b)	4,494	5,396,440
5.45%, 07/15/44 (Call 01/15/44)(b)	3,551	4,603,197
Midland Cogeneration Venture LP, 6.00%, 03/15/25(a)(b)	851	878,172
Panoche Energy Center LLC, 6.89%, 07/31/29(a)(b)	238	231,772
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)(a)	5,808	5,984,680
6.50%, 03/15/40(a)	4,765	5,487,755
		104,005,418
Electronics — 0.3%
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)	1,691	1,767,247
5.45%, 12/15/24 (Call 09/15/24)	6,048	6,974,614
		8,741,861
Energy - Alternate Sources — 0.4%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	11,577	13,531,471
	Par
Security	(000)	Value

Engineering & Construction — 0.6%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)(a)	$8,269	$8,642,594
4.25%, 09/15/28 (Call 06/15/28)(a)	9,564	9,881,907
		18,524,501
Food — 3.1%
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	9,462	10,063,026
3.75%, 04/01/30 (Call 01/01/30)	675	744,356
4.38%, 06/01/46 (Call 12/01/45)	16,845	19,374,951
4.63%, 01/30/29 (Call 10/30/28)(a)	4,966	5,749,238
5.00%, 07/15/35 (Call 01/15/35)	4,900	6,068,013
5.00%, 06/04/42	8,557	10,713,278
5.20%, 07/15/45 (Call 01/15/45)	11,048	13,997,926
6.38%, 07/15/28(a)	1,193	1,488,136
6.50%, 02/09/40(a)	3,833	5,512,736
6.75%, 03/15/32(a)	1,936	2,646,125
6.88%, 01/26/39(a)	4,173	6,120,080
7.13%, 08/01/39(a)(b)	5,404	8,085,897
Safeway Inc., 7.25%, 02/01/31	3,628	4,281,040
		94,844,802
Health Care - Services — 0.9%
HCA Inc.
7.05%, 12/01/27(a)	1,690	2,121,372
7.50%, 11/15/95(a)	3,232	4,896,868
7.69%, 06/15/25(a)	4,570	5,576,451
8.36%, 04/15/24(a)	1,214	1,424,326
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	5,429	6,027,764
Tenet Healthcare Corp., 6.88%, 11/15/31(a)	5,670	6,492,150
		26,538,931
Housewares — 2.6%
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)(a)	3,290	3,500,527
4.35%, 04/01/23 (Call 02/01/23)	16,451	17,213,833
4.70%, 04/01/26 (Call 01/01/26)	31,551	35,150,969
5.88%, 04/01/36 (Call 10/01/35)(a)	6,771	8,584,816
6.00%, 04/01/46 (Call 10/01/45)(a)	10,640	13,839,448
		78,289,593
Insurance — 0.5%
Genworth Holdings Inc., 6.50%, 06/15/34	4,624	4,758,143
Liberty Mutual Group Inc., 7.80%, 03/07/87(a)(b)	4,247	5,624,302
MBIA Inc., 5.70%, 12/01/34(a)	1,195	1,171,339
Provident Financing Trust I, 7.41%, 03/15/38(a)	1,845	2,248,981
		13,802,765
Internet — 0.1%
NortonLifeLock Inc., 3.95%, 06/15/22 (Call 03/15/22)(a)	2,000	2,031,100

Iron & Steel — 2.4%
Allegheny Ludlum LLC, 6.95%, 12/15/25(a)	852	929,234
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)(a)	8,285	9,072,738
ArcelorMittal SA
4.25%, 07/16/29(a)	8,022	9,041,837
4.55%, 03/11/26(a)	9,775	11,008,605
7.00%, 03/01/41(a)	6,825	9,795,922
7.25%, 10/15/39(a)	11,602	16,940,428
Carpenter Technology Corp., 4.45%, 03/01/23 (Call 12/01/22)(a)	4,970	5,185,648
Cleveland-Cliffs Inc., 6.25%, 10/01/40(a)	4,183	4,543,156

Schedule of Investments (unaudited) (continued)	iShares® Fallen Angels USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Iron & Steel (continued)
U.S. Steel Corp., 6.65%, 06/01/37(a)	$5,532	$6,055,051
		72,572,619
Leisure Time — 4.2%
Carnival Corp.
6.65%, 01/15/28(a)	3,271	3,504,647
11.50%, 04/01/23 (Call 01/01/23)(b)	33,586	37,858,811
Carnival PLC, 7.88%, 06/01/27(a)	3,103	3,684,285
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)(a)	7,723	7,289,740
5.25%, 11/15/22	8,992	9,240,089
7.50%, 10/15/27(a)	4,983	5,684,058
10.88%, 06/01/23 (Call 03/01/23)(b)	15,958	18,125,256
11.50%, 06/01/25 (Call 06/01/22)(b)	37,408	42,821,312
		128,208,198
Lodging — 0.8%
Travel + Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)(a)	5,895	6,001,700
4.25%, 03/01/22 (Call 12/01/21)	500	502,940
5.65%, 04/01/24 (Call 02/01/24)	4,855	5,200,093
6.00%, 04/01/27 (Call 01/01/27)	6,483	7,061,219
6.60%, 10/01/25 (Call 07/01/25)	5,581	6,248,655
		25,014,607
Manufacturing — 0.6%
Bombardier Inc.
7.45%, 05/01/34(a)(b)	5,135	5,650,657
7.88%, 04/15/27 (Call 04/15/22)(b)	200	207,208
Hillenbrand Inc., 5.00%, 09/15/26 (Call 07/15/26)(a)	6,142	6,829,167
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)(a)	6,501	6,907,442
		19,594,474
Media — 0.7%
Belo Corp.
7.25%, 09/15/27(a)	3,794	4,469,066
7.75%, 06/01/27(a)	1,345	1,585,876
Liberty Interactive LLC
8.25%, 02/01/30	7,909	9,017,684
8.50%, 07/15/29(a)	4,633	5,312,800
		20,385,426
Mining — 2.7%
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)	500	503,950
3.88%, 03/15/23 (Call 12/15/22)	14,915	15,476,997
4.55%, 11/14/24 (Call 08/14/24)	11,460	12,459,083
5.40%, 11/14/34 (Call 05/14/34)(a)	11,818	15,009,569
5.45%, 03/15/43 (Call 09/15/42)(a)	29,331	37,687,989
		81,137,588
Office & Business Equipment — 1.2%
Pitney Bowes Inc., 4.63%, 03/15/24 (Call 12/15/23)	4,184	4,396,673
Xerox Corp.
3.80%, 05/15/24(a)	4,673	4,881,042
4.38%, 03/15/23 (Call 02/15/23)	15,631	16,334,864
4.80%, 03/01/35(a)	4,050	4,125,411
6.75%, 12/15/39	5,535	6,281,339
		36,019,329
Oil & Gas — 14.3%
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(a)	7,635	7,983,003
4.25%, 01/15/44 (Call 07/15/43)(a)	8,118	7,978,046
4.38%, 10/15/28 (Call 07/15/28)(a)	13,152	13,925,206
	Par
Security	(000)	Value

Oil & Gas (continued)
4.75%, 04/15/43 (Call 10/15/42)(a)	$16,044	$16,525,320
5.10%, 09/01/40 (Call 03/01/40)(a)	17,471	18,737,647
5.25%, 02/01/42 (Call 08/01/41)	5,593	6,016,502
5.35%, 07/01/49 (Call 01/01/49)	5,065	5,346,766
6.00%, 01/15/37	5,786	6,653,321
7.38%, 08/15/47(a)	2,100	2,539,278
7.75%, 12/15/29(a)	2,725	3,271,444
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	15,785	16,546,311
4.38%, 01/15/28 (Call 10/15/27)(a)	15,478	17,269,579
4.50%, 04/15/23 (Call 01/15/23)(a)	10,331	10,734,942
4.90%, 06/01/44 (Call 12/01/43)	11,114	12,834,781
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)(a)	19,653	21,293,632
6.63%, 02/01/25 (Call 01/01/25)	15,793	18,247,390
7.50%, 02/01/30 (Call 11/01/29)(a)	11,590	15,225,204
Murphy Oil Corp.
6.38%, 12/01/42 (Call 06/01/42)(a)	5,409	5,392,773
7.05%, 05/01/29	4,110	4,568,923
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 08/15/22)(a)	2,923	2,947,670
2.90%, 08/15/24 (Call 06/15/24)	10,146	10,219,457
3.00%, 02/15/27 (Call 11/15/26)	3,188	3,159,627
3.20%, 08/15/26 (Call 06/15/26)(a)	3,767	3,754,079
3.40%, 04/15/26 (Call 01/15/26)(a)	4,025	4,067,464
3.50%, 06/15/25 (Call 03/15/25)(a)	2,670	2,718,968
3.50%, 08/15/29 (Call 05/15/29)(a)	5,696	5,681,133
4.10%, 02/15/47 (Call 08/15/46)	2,979	2,819,445
4.20%, 03/15/48 (Call 09/15/47)	5,818	5,572,073
4.30%, 08/15/39 (Call 02/15/39)	3,077	3,051,153
4.40%, 04/15/46 (Call 10/15/45)(a)	6,688	6,568,017
4.40%, 08/15/49 (Call 02/15/49)	3,300	3,208,293
4.50%, 07/15/44 (Call 01/15/44)	2,524	2,500,678
4.63%, 06/15/45 (Call 12/15/44)	3,019	3,033,129
5.55%, 03/15/26 (Call 12/15/25)	4,583	5,016,139
6.20%, 03/15/40	2,693	3,120,621
6.45%, 09/15/36(a)	6,671	8,043,892
6.60%, 03/15/46 (Call 09/15/45)	4,459	5,485,685
6.95%, 07/01/24	2,488	2,774,443
7.50%, 05/01/31	3,249	4,137,602
7.88%, 09/15/31(a)	1,870	2,433,132
7.95%, 06/15/39	1,391	1,819,400
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)	10,398	11,725,201
5.63%, 07/01/24	14,742	16,308,485
Ovintiv Inc.
6.50%, 08/15/34(a)	11,220	14,939,879
6.50%, 02/01/38	10,825	14,752,202
6.63%, 08/15/37	6,994	9,518,554
7.20%, 11/01/31	4,808	6,426,469
7.38%, 11/01/31	7,702	10,401,474
8.13%, 09/15/30	5,243	7,212,533
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)(a)	8,387	8,415,096
5.15%, 11/15/29 (Call 08/15/29)	4,910	5,086,858
Southwestern Energy Co., 6.45%, 01/23/25 (Call 10/23/24)	13,286	14,534,087
Transocean Inc.
6.80%, 03/15/38	9,151	4,986,288
7.50%, 04/15/31(a)	5,593	3,495,737

Schedule of Investments (unaudited) (continued)	iShares® Fallen Angels USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
9.35%, 12/15/41	$2,850	$1,809,437
		432,834,468
Oil & Gas Services — 0.2%
Oceaneering International Inc., 4.65%, 11/15/24 (Call 09/30/24)	7,551	7,500,710

Packaging & Containers — 0.8%
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26(a)	5,221	6,408,203
Pactiv LLC
7.95%, 12/15/25	3,468	3,893,524
8.38%, 04/15/27(a)	3,473	3,985,268
Sealed Air Corp., 6.88%, 07/15/33(a)(b)	7,102	9,134,805
		23,421,800
Pharmaceuticals — 0.1%
Owens & Minor Inc., 4.38%, 12/15/24 (Call 09/15/24)(a)	2,876	3,025,264

Pipelines — 10.0%
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	9,429	9,557,423
4.13%, 12/01/27 (Call 09/01/27)(a)	7,394	7,543,359
4.15%, 07/01/23 (Call 04/01/23)	8,014	8,297,375
4.35%, 10/15/24 (Call 07/15/24)	4,636	4,894,782
5.60%, 10/15/44 (Call 04/15/44)	4,550	4,509,004
5.85%, 11/15/43 (Call 05/15/43)	7,430	7,547,840
6.75%, 08/15/33(a)	352	398,158
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)(a)	7,854	8,059,853
5.60%, 04/01/44 (Call 10/01/43)	6,452	7,411,606
6.45%, 11/03/36(b)	4,385	5,305,850
6.75%, 09/15/37(b)	6,833	8,500,730
8.13%, 08/16/30(a)	4,830	6,441,578
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	11,407	11,804,762
4.40%, 04/01/24 (Call 01/01/24)	8,092	8,485,595
4.85%, 07/15/26 (Call 04/15/26)	7,784	8,131,945
5.05%, 04/01/45 (Call 10/01/44)	7,129	6,638,311
5.45%, 06/01/47 (Call 12/01/46)(a)	7,956	7,720,264
5.60%, 04/01/44 (Call 10/01/43)(a)	5,357	5,224,682
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	7,544	7,735,995
4.13%, 12/01/26 (Call 09/01/26)	8,020	8,137,653
4.75%, 07/15/23 (Call 06/15/23)	9,211	9,601,270
5.50%, 07/15/28 (Call 04/15/28)	13,475	14,601,510
6.50%, 07/15/48 (Call 01/15/48)	8,310	9,124,048
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(b)	6,220	6,350,185
4.80%, 05/15/30 (Call 02/15/30)(b)	5,518	5,613,517
4.95%, 07/15/29 (Call 04/15/29)(b)	8,639	8,900,071
6.88%, 04/15/40(b)	7,754	8,154,339
7.50%, 07/15/38(b)	4,049	4,487,709
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(b)	6,425	6,478,777
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	5,858	6,063,440
4.35%, 02/01/25 (Call 01/01/25)	11,480	12,043,094
4.50%, 03/01/28 (Call 12/01/27)	4,565	4,913,446
4.65%, 07/01/26 (Call 04/01/26)	6,022	6,452,693
4.75%, 08/15/28 (Call 05/15/28)(a)	4,488	4,882,361
5.30%, 02/01/30 (Call 11/01/29)(a)	13,871	15,576,301
5.30%, 03/01/48 (Call 09/01/47)	8,389	9,247,698
	Par
Security	(000)	Value

Pipelines (continued)
5.45%, 04/01/44 (Call 10/01/43)	$6,631	$7,443,297
5.50%, 08/15/48 (Call 02/15/48)	4,102	4,570,612
6.50%, 02/01/50 (Call 08/01/49)	13,037	15,338,030
		302,189,163
Real Estate Investment Trusts — 4.2%
Diversified Healthcare Trust
4.75%, 05/01/24 (Call 11/01/23)(a)	4,063	4,214,144
4.75%, 02/15/28 (Call 08/15/27)(a)	7,720	7,803,530
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)(a)	7,816	7,931,364
4.50%, 04/01/25 (Call 01/01/25)(a)	4,842	5,173,048
4.50%, 06/01/27 (Call 03/01/27)	7,174	7,657,958
4.75%, 12/15/26 (Call 09/15/26)	7,091	7,661,400
4.95%, 04/15/28 (Call 01/15/28)	6,413	6,945,087
5.25%, 07/15/23 (Call 04/15/23)(a)	4,398	4,658,494
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	6,344	5,949,276
4.35%, 10/01/24 (Call 09/01/24)	12,828	12,931,650
4.38%, 02/15/30 (Call 08/15/29)	6,401	5,998,761
4.50%, 06/15/23 (Call 12/15/22)(a)	7,699	7,876,847
4.50%, 03/15/25 (Call 09/15/24)	5,342	5,326,134
4.65%, 03/15/24 (Call 09/15/23)	5,552	5,647,550
4.75%, 10/01/26 (Call 08/01/26)(a)	7,078	6,950,454
4.95%, 02/15/27 (Call 08/15/26)(a)	6,174	6,083,427
4.95%, 10/01/29 (Call 07/01/29)(a)	6,772	6,579,540
5.00%, 08/15/22 (Call 02/15/22)	5,171	5,234,190
5.25%, 02/15/26 (Call 08/15/25)(a)	5,447	5,503,104
		126,125,958
Retail — 4.8%
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)(a)	4,493	4,634,350
4.92%, 08/01/34 (Call 02/01/34)(a)	3,406	3,311,313
5.17%, 08/01/44 (Call 02/01/44)(a)	10,030	9,528,801
Brinker International Inc.
3.88%, 05/15/23	4,715	4,865,361
5.00%, 10/01/24 (Call 07/01/24)(a)(b)	5,460	5,794,534
L Brands Inc.
6.95%, 03/01/33	5,583	6,843,306
7.60%, 07/15/37	3,713	4,737,937
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	7,537	7,607,848
3.63%, 06/01/24 (Call 03/01/24)(a)	5,397	5,533,652
4.30%, 02/15/43 (Call 08/15/42)(a)	3,946	3,242,073
4.38%, 09/01/23 (Call 06/01/23)(a)	1,429	1,482,830
4.50%, 12/15/34 (Call 06/15/34)	5,882	5,447,379
5.13%, 01/15/42 (Call 07/15/41)	4,029	3,684,843
6.38%, 03/15/37(a)	3,102	3,143,505
Marks & Spencer PLC, 7.13%, 12/01/37(a)(b)	3,150	3,780,819
QVC Inc.
4.38%, 03/15/23	11,804	12,392,784
4.45%, 02/15/25 (Call 11/15/24)	8,872	9,515,220
4.75%, 02/15/27 (Call 11/15/26)(a)	9,060	9,717,665
4.85%, 04/01/24(a)	8,992	9,745,350
5.45%, 08/15/34 (Call 02/15/34)(a)	6,392	6,761,202
5.95%, 03/15/43(a)	4,734	4,882,458
Rite Aid Corp., 7.70%, 02/15/27	3,790	3,524,056
Yum! Brands Inc.
3.88%, 11/01/23 (Call 08/01/23)(a)	4,571	4,832,964
5.35%, 11/01/43 (Call 05/01/43)(a)	4,012	4,377,293

Schedule of Investments (unaudited) (continued)	iShares® Fallen Angels USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
6.88%, 11/15/37(a)	$5,131	$6,603,648
		145,991,191
Software — 0.3%
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)(a)	8,112	8,939,181

Telecommunications — 9.8%
Embarq Corp., 8.00%, 06/01/36	22,863	25,611,818
Frontier Florida LLC, Series E, 6.86%, 02/01/28(a)	4,983	5,455,737
Frontier North Inc., Series G, 6.73%, 02/15/28(a)	3,196	3,471,527
Lumen Technologies Inc.
Series G, 6.88%, 01/15/28(a)	6,625	7,531,764
Series P, 7.60%, 09/15/39	8,259	9,420,628
Series T, 5.80%, 03/15/22	1,000	1,026,710
Series U, 7.65%, 03/15/42(a)	7,503	8,494,747
Nokia OYJ, 6.63%, 05/15/39	7,876	10,841,393
Qwest Corp., 7.25%, 09/15/25	4,041	4,774,846
Sprint Capital Corp.
6.88%, 11/15/28	36,056	46,485,919
8.75%, 03/15/32	29,008	44,719,893
Telecom Italia Capital SA
6.00%, 09/30/34(a)	15,634	17,961,903
6.38%, 11/15/33	15,779	18,684,861
7.20%, 07/18/36	15,816	20,205,256
7.72%, 06/04/38	15,813	21,229,901
U.S. Cellular Corp., 6.70%, 12/15/33	8,699	10,827,645
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29)(a)(d)	32,180	39,821,785
		296,566,333
Toys, Games & Hobbies — 0.5%
Mattel Inc.
3.15%, 03/15/23 (Call 12/15/22)(a)	3,984	4,055,752
5.45%, 11/01/41 (Call 05/01/41)(a)	4,046	4,766,956
6.20%, 10/01/40	3,943	5,014,195
		13,836,903
	Par/
	Shares
Security	(000)	Value

Transportation — 0.1%
XPO CNW Inc., 6.70%, 05/01/34(a)	$3,102	$3,741,260

Total Corporate Bonds & Notes — 97.0%
(Cost: $2,838,983,855)		2,932,321,515

Short-Term Investments

Money Market Funds — 11.5%

BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(e)(f)(g)	278,365	278,504,340
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	71,030	71,030,000
		349,534,340
Total Short-Term Investments — 11.5%
(Cost: $349,544,028)		349,534,340

Total Investments in Securities — 108.5%
(Cost: $3,188,527,883)		3,281,855,855

Other Assets, Less Liabilities — (8.5)%		(258,349,423)

Net Assets—100.0%		$3,023,506,432

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Perpetual security with no stated maturity date.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period-end.

(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$42,461,709	$236,076,296	(a)	$—	$(16,860)	$(16,805)	$278,504,340	278,365	$454,932	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,140,000	67,890,000	(a)	—	—	—	71,030,000	71,030	1,272		—
					$(16,860)	$(16,805)	$349,534,340		$456,204		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® Fallen Angels USD Bond ETF
July 31, 2021

Fair Value Measurements (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$2,932,321,515	$—	$2,932,321,515
Money Market Funds	349,534,340	—	—	349,534,340
	$349,534,340	$2,932,321,515	$—	$3,281,855,855